Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2016	Jan. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Common stock issued (in shares)	8,222,500	2,645,000
Common stock issue price (in dollars per share)	$ 7.00	$ 50.00
Number of shares issued upon full exercise of options granted to underwriters (in shares)	1,072,500	345,000
Net proceeds from private placement	$ 53,900	$ 124,100	$ 0	$ 53,925	$ 124,063
Outstanding stock options (in shares)			5,746	4,611
Outstanding restricted stock units (in shares)			0	50